GOODWILL AND INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Member]
Gross carrying amount	$ 104,657
Accumulated amortization	0
Net book value	104,657
Customer Base [Member]
Gross carrying amount	697,238
Accumulated amortization	310,359
Net book value	$ 386,879
Customer Base [Member] | Minimum
Useful life	3 years
Customer Base [Member] | Maximum Member
Useful life	10 years
Developed Technology [Member]
Gross carrying amount	$ 4,595,600
Accumulated amortization	2,127,599
Net book value	$ 2,468,001
Useful life	9 years
Film Library [Member]
Gross carrying amount	$ 957,000
Accumulated amortization	249,300
Net book value	$ 707,700
Useful life	11 years
Trademarks and Tradenames [Member]
Gross carrying amount	$ 132,000
Accumulated amortization	38,339
Net book value	$ 93,661
Useful life	12 years
Total Intangible Assets, Net [Member]
Gross carrying amount	$ 6,381,838
Accumulated amortization	2,725,597
Net book value	$ 3,656,241